UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22493

Ramius IDF Master Fund LLC
830 Third Avenue, 4th Floor
New York, NY  10022
(Address of principal executive offices)

Stuart Davies
Chief Executive Officer
Ramius Alternative Solutions LLC
830 Third Avenue, 4th Floor
New York, NY  10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 845-7900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Ramius IDF Master Fund LLC
Schedule of Investments - June 30, 2015 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS
Percentages are as follows:

Investments in Investment Funds - 95.7%	Cost	Fair Value	% of Members' Equity-Net Assets	Liquidity

Credit Based
Anchorage Capital Partners, LP (a)	$2,500,000	$2,579,913	5.8%	(d)
Aristeia Partners, LP (a)	2,200,000	1,982,754	4.5%	(d)
Chatham Asset Partners High Yield Fund, LP (a)	2,550,000	2,872,644	6.4%	(d)
Waterfall Eden Fund, LP (a)	2,500,000	2,892,044	6.5%	(d)
Total Credit Based Funds	9,750,000	10,327,355	23.2%

Event Driven
Jet Capital Concentrated Fund, LP (a)	1,750,000	1,983,083	4.4%	(c)
Luxor Capital Partners, LP (a)	328,325	346,506	0.8%	(d)
Magnetar Global Event Driven Fund LLC(a)	1,162,500	1,299,378	2.9%	(d)
Oceanwood Global Opportunities Fund, LP(a)	2,150,000	2,578,797	5.8%	(d)
Trian Partners, LP (a)	2,150,000	2,742,820	6.2%	(d)
Total Event Driven Funds	7,540,825	8,950,584	20.1%

Global Macro
Caxton Global Investments (USA) LLC (a)	2,300,000	2,618,883	5.9%	(d)
Pharo Macro Fund, Ltd.(a)	1,500,000	1,577,027	3.6%	(d)
Prologue Delaware Feeder Fund, LP (a)	1,550,000	1,613,095	3.6%	(d)
Total Global Macro Funds	5,350,000	5,809,005	13.1%

Hedged Equity
Amazon Market Neutral Fund Ltd. (a)	1,800,000	1,830,749	4.1%	(c)
Ascend Partners Fund II, LP (a)	2,500,000	2,793,003	6.3%	(c)
Atlas Institutional Fund, LLC (a)	2,250,000	2,805,301	6.3%	(d)
BAM Zie Fund LLC (a)	2,000,000	2,006,323	4.5%	(d)
Criterion Horizons Fund, LP (a)	2,000,000	2,368,759	5.3%	(c)
Marcato, LP(a)	1,000,000	1,289,716	2.9%	(d)
Total Hedged Equity Funds	11,550,000	13,093,851	29.4%

Managed Futures
BlueTrend Fund LP (a)	2,000,000	1,932,225	4.3%	(c)
Total Managed Futures Funds	2,000,000	1,932,225	4.3%

Multi-Strategy
AQR Delta Fund II, LP (a)	2,250,000	2,512,522	5.6%	(b)
Total Multi-Strategy Funds	2,250,000	2,512,522	5.6%
Total Investments in Investment Funds (cost $38,440,825)		42,625,542	95.7%
Other Assets in Excess of Liabilities		1,906,131	4.3%
Members' Equity		$44,531,673	100.0%

(a)	Non-income producing.
(b)	The Investment Fund has semi-monthly liquidity.
(c)	The Investment Fund has monthly liquidity.
(d)	The Investment Fund has quarterly liquidity.

The accompanying notes are integral parts of these Schedules of Investments.

In May 2015, the FASB issued Accounting Standards Update (ASU No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)) which amends disclosure requirements of Accounting Standards Codification Topic 820, Fair Value Measurement, for reporting entities that measure the fair value of an investment using the net asset value per share (or its equivalent) as a practical expedient. The amendments remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient, and also remove the requirements to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for the Master Fund’s fiscal years beginning after December 15, 2015 and interim periods within those fiscal years, with early application permitted. The Adviser has chosen to early adopt ASU 2015-07 as of March 31, 2015.

Investment Funds - Liquidity Terms

Investment Category	Fair Value	Redemption Frequency	Range of Notice Period	Range of Redemption Restriction Terms
Credit Based(a)	$10,327,355	Quarterly	45-90 Days	0-2 Years; Up to 7% redemption fee
Event Driven(b)	8,950,584	Monthly-Quarterly	30-90 Days	0-1 Year; no redemption fee
Global Macro(c)	5,809,005	Quarterly	30-80 Days	None
Hedged Equity(d)	13,093,851	Monthly-Quarterly	20-65 Days	0-1 Year; Up to 4% redemption fee
Managed Futures(e)	1,932,225	Monthly	60 Days	None
Multi-Strategy(f)	2,512,522	Monthly	60 Days	None

*	The information summarized in the preceding table represents the general terms for the specified asset strategy. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most of the Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms. Additional details on the terms and restrictions for each Investment Fund are included on the Schedule of Investments included with this report.

(a)Credit-Based:  This strategy aims to generate return via positions in the credit-sensitive sphere of the fixed income markets. The strategy generally involves the purchase of corporate bonds with hedging of the interest exposure.  Investment Managers can generally purchase any type of security in the capital structure, including companies suffering financial distress.  These instruments can include a myriad of securities such as corporate bonds, mortgages, suppliers' claims and bank loans.  Credit and other derivatives are used for hedging purposes.  The portfolios in this strategy normally have low interest rate exposure.  Leverage tends to be low to moderate.  The same investment styles employed with equity-based strategies (directional, hedged and opportunistic trading) are used with respect to fixed-income securities by such Investment Managers, except that the underlying securities and other instruments employed are largely debt/fixed-income rather than equity securities.

Both the equity-based and credit-based Investment Funds described above may invest a percentage of their assets outside the U.S. or may concentrate their investments in a particular region, sector or industry, or in companies of a specific market capitalization size.  Investment Managers may lean toward or utilize exclusively a growth or value orientation, while others may employ a combination of growth and value orientation in selecting securities.  Investment Funds that invest in emerging markets incorporate equity and/or credit based investment strategies in the underlying equity and credit markets, including sovereign fixed income markets of developing countries.  The investment styles employed across such countries can include directional hedged and to a lesser degree trading based investment styles.

(b)Event-Driven Funds:  This category includes Investment Managers employing strategies that involve investing in opportunities created by significant corporate events, such as mergers, acquisitions or other special situations which alter a fund's financial structure or operating strategy: restructuring, liquidations, spin-offs, etc.  Risk management and hedging techniques may be employed in an attempt to protect the portfolio from deals that fail to materialize.  In addition, accurately forecasting the timing of a transaction is an important element impacting the realized return.  The use of leverage may vary considerably.  The two broad categories investments will be made are equity based and debt orientated event-driven investments.  Positions may be taken in related securities of different companies or in different securities of the same issuer (such as equity/fixed-income securities or different types of fixed-income securities) for the purpose of arbitraging differences in their respective prices.

(c)Discretionary Global Macro Hedge Funds: This category includes Investment Funds that typically make leveraged investments on anticipated price movements of stock markets, interest rates, foreign exchange currencies and commodities.  Global macro Investment Managers typically employ a "top-down" global approach and may invest in any market, using any instrument to participate in expected market movements.  These movements may result from forecasted shifts in world economics, political fortunes or global supply and demand for resources, both physical and financial.  Global macro Investment Managers generally create their investment positions by investing in stocks, bonds, futures, options, swaps, currencies and over-the-counter derivatives.  The "discretionary" style is meant to differentiate this subjective approach from a systematic trading approach such as those followed by commodity trading advisors ("CTAs") in connection with futures contracts in areas such as precious metals (gold, silver), grains (soybeans, corn, wheat), equity indexes (S&P futures, Dow futures, NASDAQ 100 futures), soft commodities (cotton, cocoa, coffee, sugar) as well as foreign currency and U.S government bond futures.  CTAs' trades are rules- or strictly quantitatively-based, and are executed predominantly in futures and forward contracts.  Among other things, CTAs can be differentiated by the use of technical and/or fundamental inputs, the frequency of the trading approach, the level of leverage utilized, and the markets traded.  The discretionary global macro strategy typically employs macroeconomic principles as well as price-orientated information to identify dislocations in asset prices on a global basis.  Trades are generally classified as either outright directional or relative value in nature.

(d)Equity Based: Investment Funds where the Investment Managers construct portfolios consisting of long and short equity positions across global equity markets, with a strong focus on capital preservation and alpha generation, and with leverage commonly employed.  The Investment Manager's stock picking ability, on both the long and the short side, is key to the success of these Investment Funds.  The short positions may be opportunistic or instituted solely for hedging purposes.  Individual stock options may be used in place of a short equity position and equity index options may be used as a portfolio hedge. This classification is very broad, and key factors driving investment performance vary with each investment style as does the expected rate of change in market exposures employed by the Investment Manager.  The dominant investment style that Investment Managers of the Master Fund are expected to employ is described below.

•	Directional Investment Style - This style centers on valuation of the underlying instruments and investment as well as the market as whole to be favorable. In addition the Investment Manager is not expected to change their net market exposure dramatically over a six months time period even as the overall market environment itself changes.

•	Hedged Investment Style - This style is more flexible in the rate of change that such Investment Managers make to the gross and net exposure of their underlying portfolios. A stable and significant degree of dispersion across securities is an important driver of return across an Investment Manager's gross portfolio exposure.

•	Trading Investment Style – A trading investment style seeks to profit from higher levels of realized market volatility giving rise to shorter term price momentum and mean reversion trading opportunities. The Investment Funds typically invest in a portfolio of long and short equity positions, with leverage commonly employed. Investment Managers employ a high degree of flexibility in how they change their overall exposure to the market for both return and risk management reasons.

(e)Managed futures: Investment Funds (often referred to as CTAs or Commodity Trading Advisors) that typically focus on investing in listed bond, equity, commodity futures and currency markets, globally. Managed futures fund managers tend to employ systematic trading programs that largely rely upon historical price data and/or market trends. A significant amount of leverage is often employed since the strategy involves the use of futures contracts. CTAs tend not to have a particular bias towards being net long or net short in any particular market.

(f)Multi-strategy: Investment Funds that generally specialize in convertible bond arbitrage, fixed income arbitrage, distressed securities, event driven and merger arbitrage.  Depending on the opportunities offered by the markets, the fund manager decides which percentage of their capital they intend allocating to the single strategies: this way the fund manager can seek to capture multiple opportunities, without having to invest along a specific strategy that under given market circumstances could prove unprofitable. Another advantage brought by multi-strategy is the diversification of return sources across multiple strategies.

In addition to the above strategies, some multi-strategy funds allocate part of their capital to long/short equity, statistical arbitrage and other minor strategies, like PIPEs or energy trading.

Federal Tax Information – As of June 30, 2015, Ramius IDF Master Fund had the following federal tax cost resulting in unrealized appreciation as follows:

Ramius IDF Master Fund
Net Unrealized Appreciation	$4,184,717
Federal Income Tax Cost	$38,440,825

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ramius IDF Master Fund LLC

By (Signature	/s/ Stuart Davies
and Title)	Stuart Davies
Principal Executive Officer
Date	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Stuart Davies
and Title)	Stuart Davies
Principal Executive Officer
Date	August 28, 2015

By (Signature	/s/ Stuart Gallin
and Title)	Stuart Gallin
Principal Financial Officer
Date	August 28, 2015